Summary of Significant Accounting Policies (tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Assets Table
As of December 31, 2013, the Partnership’s assets and investments accounted for under the equity method, including the TEFR Interests, consisted of the following:

	Owned and Operated	Operated Interests	Non-Operated Interests	Equity Interests
Natural gas gathering systems	13	1	5	2
NGL gathering systems	—	—	—	2
Natural gas treating facilities	8	—	—	1
Natural gas processing facilities	8	3	—	2
NGL pipelines	3	—	—	2
Natural gas pipelines	3	—	—	—
Oil pipeline	—	—	—	1

Equity-Method Investments Table
The following table presents the activity in the Partnership’s investments in equity of Fort Union, White Cliffs, Rendezvous, Mont Belvieu JV, TEG, TEP and FRP:

	Equity Investments
thousands	Fort Union (1)	White Cliffs (2)	Rendezvous (3)	Mont Belvieu JV (4)	TEG (5)	TEP (6)	FRP (7)
Balance at December 31, 2011	$22,268	$17,710	$69,839	$—	$—	$6,110	$—
Initial investment	—	—	—	—	9,086	—	23,878
Investment earnings (loss), net of amortization	6,383	7,871	1,857	—	(53)	(4)	(12)
Contributions	—	862	—	—	—	74,631	—
Distributions	(5,198)	(8,876)	(6,586)	—	—	—	—
Balance at December 31, 2012	$23,453	$17,567	$65,110	$—	$9,033	$80,737	$23,866
Initial investment	—	—	—	78,129	—	—	—
Investment earnings (loss), net of amortization	6,273	9,681	2,088	5,690	93	(776)	(101)
Contributions	16	19,087	—	37,309	6,732	108,969	105,547
Capitalized interest	—	—	—	1,352	791	8,801	6,089
Distributions	(4,570)	(9,099)	(4,029)	—	—	—	—
Distributions in excess of cumulative earnings	—	(2,197)	(2,241)	—	—	—	—
Balance at December 31, 2013	$25,172	$35,039	$60,928	$122,480	$16,649	$197,731	$135,401

(1)
The Partnership has a 14.81% interest in Fort Union, a joint venture which owns a gathering pipeline and treating facilities in the Powder River Basin. Anadarko is the construction manager and physical operator of the Fort Union facilities. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the owners’ firm gathering agreements, require 65% or unanimous approval of the owners.

(2)
The Partnership has a 10% interest in White Cliffs, a limited liability company which owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma. The third-party majority owner is the manager of the White Cliffs operations. Certain business decisions, including, but not limited to, approval of annual budgets and decisions with respect to significant expenditures, contractual commitments, acquisitions, material financings, dispositions of assets or admitting new members, require more than 75% approval of the members.

(3)
The Partnership has a 22% interest in Rendezvous, a limited liability company that operates gas gathering facilities in Southwestern Wyoming. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the members’ gas servicing agreements, require unanimous approval of the members.

(4)
The Partnership has a 25% interest in the Mont Belvieu JV, an entity formed to design, construct, and own two fractionation trains located in Mont Belvieu, Texas. A third party is the operator of the Mont Belvieu JV fractionation trains. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require 50% or unanimous approval of the owners.

(5)
The Partnership has a 20% interest in TEG, an entity that consists of two NGL gathering systems that link natural gas processing plants to TEP. Enbridge Midcoast Energy, LP (“Enbridge”) is the operator of the two gathering systems. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the delegation, creation, appointment, or removal of officer positions require more than 50% approval of the members.

(6)
The Partnership has a 20% interest in TEP, which consists of an NGL pipeline that originates in Skellytown, Texas and extends to Mont Belvieu, Texas. Enterprise Products Operating LLC (“Enterprise”) is the operator of TEP. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require more than 50% approval of the members.

(7)
The Partnership has a 33.33% interest in the FRP, an NGL pipeline that extends from Weld County, Colorado to Skellytown, Texas. Enterprise is the operator of FRP. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require more than 50% approval of the members.

Summarized Statements Of Equity Method Investment Affiliates Presented at 100 Percent
The following tables present the summarized combined financial information for the Partnership’s equity method investments (amounts represents 100% of investee financial information):

	Year Ended December 31,
thousands	2013	2012	2011
Consolidated Statements of Income
Revenues	$261,705	$199,764	$153,131
Operating income	171,496	135,498	90,544
Net income	170,175	133,987	88,504

	December 31,
thousands	2013	2012
Consolidated Balance Sheets
Current assets	$186,690	$79,835
Property, plant and equipment, net	2,676,531	1,174,311
Other assets	38,258	45,100
Total assets	$2,901,479	$1,299,246
Current liabilities	206,602	76,862
Non-current liabilities	34,012	50,759
Equity	2,660,865	1,171,625
Total liabilities and equity	$2,901,479	$1,299,246